SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Moderate Balanced Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 50% of its assets to stock funds, up to 60% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

•     40% of the Portfolio's total assets in stock funds;

•     50% of the Portfolio's total assets in bond funds; and

•     10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, natural resources, precious metals, foreign currency, managed futures, merger arbitrage, global multi-asset, and other non-traditional investments, such as investments following long-short, market neutral, or other tactical investment strategies. A fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the fund's overall strategy in determining whether a fund is an "alternative-style" fund for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stock, bond, and alternative-style funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to effective allocation within the Portfolio are implemented both with futures contracts and buying and selling the Underlying Funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The following risk is added to the section entitled "Principal Investment Risks" in the summary section for the Portfolio:

Inflation-Protected Debt Securities Risk. Inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of inflation-protected debt securities is expected to change in response to changes in real interest rates. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and inversely, rise when real interest rates fall.

In the section entitled "Principal Investment Risks" in the summary section for the Portfolio, the description of "Alternative Investment Risk" is replaced with the following:

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 16, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 16, 2013
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Supplement -- [Text Block]	wells_SupplementTextBlock_04

SUPPLEMENT TO THE PROSPECTUS

OF

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

For the WealthBuilder Moderate Balanced Portfolio (the "Portfolio")

Effective September 30, 2013, the prospectus is revised to reflect the following changes:

The sections entitled "Principal Investment Strategies" for the Portfolio are replaced with the following:

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 50% of its assets to stock funds, up to 60% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

•     40% of the Portfolio's total assets in stock funds;

•     50% of the Portfolio's total assets in bond funds; and

•     10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, natural resources, precious metals, foreign currency, managed futures, merger arbitrage, global multi-asset, and other non-traditional investments, such as investments following long-short, market neutral, or other tactical investment strategies. A fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the fund's overall strategy in determining whether a fund is an "alternative-style" fund for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stock, bond, and alternative-style funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to effective allocation within the Portfolio are implemented both with futures contracts and buying and selling the Underlying Funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The following risk is added to the section entitled "Principal Investment Risks" in the summary section for the Portfolio:

Inflation-Protected Debt Securities Risk. Inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of inflation-protected debt securities is expected to change in response to changes in real interest rates. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and inversely, rise when real interest rates fall.

In the section entitled "Principal Investment Risks" in the summary section for the Portfolio, the description of "Alternative Investment Risk" is replaced with the following:

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.

(Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds, and exchange-traded funds ("Underlying Funds") to pursue its investment objective. We seek to achieve the Portfolio's investment objective by allocating up to 50% of its assets to stock funds, up to 60% of its assets to bond funds and up to 20% of its assets to alternative investment strategy funds.

The Portfolio's "neutral" target allocation is as follows:

  40% of the Portfolio's total assets in stock funds;

  50% of the Portfolio's total assets in bond funds; and

  10% of the Portfolio's total assets in alternative-style funds.

We may adjust the Portfolio's target allocation throughout the year. The Portfolio's broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.

The Portfolio is a diversified investment, consisting of bond, stock and alternative investment strategy funds, with an emphasis on bonds. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including U.S. Government obligations, corporate bonds, below investment- grade bonds, inflation-protected bonds, and foreign issues. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, investing in or having exposure to commodities, real estate, natural resources, precious metals, foreign currency, managed futures, merger arbitrage, global multi-asset, and other non-traditional investments, such as investments following long-short, market neutral, or other tactical investment strategies. A fund that is considered an "alternative-style fund" may hold equity and/or fixed income securities as part of its underlying portfolio holdings. We consider the fund's overall strategy in determining whether a fund is an "alternative-style" fund for purposes of making investments consistent with the Portfolio's target allocation.

We employ both quantitative analysis and qualitative judgments in making tactical allocations among stock, bond, and alternative-style funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and technical market factors. Changes to effective allocation within the Portfolio are implemented both with futures contracts and buying and selling the Underlying Funds. The Portfolio does not physically reallocate its assets among investment styles when it uses futures contracts.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Portfolio's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Inflation-Protected Debt Securities Risk. Inflation-protected debt securities are structured to provide protection against the negative effects of inflation. The value of inflation-protected debt securities is expected to change in response to changes in real interest rates. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and inversely, rise when real interest rates fall.

Alternative Investment Risk. Alternative investment strategies, such as investments in real estate, commodities, foreign currency, natural resources, precious metals, managed futures, merger arbitrage, global multi-asset and other non-traditional investments, or following a long-short, market neutral, or other tactical investment strategies involve risks that may be different than those associated with more traditional investments.